First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 84.3%
	Collateralized Mortgage Obligations — 60.3%
	FARM Mortgage Trust
$3,750,000	Series 2024-1, Class A2 (a) (b)	4.69%	10/01/53	$3,343,324
3,250,000	Series 2024-2, Class A2 (a) (b)	5.20%	08/01/54	3,038,208
	Federal Home Loan Mortgage Corporation
3,932,064	Series 2015-4471, Class JB	3.50%	09/15/43	3,292,923
6,222,568	Series 2015-4499, Class CZ	3.50%	08/15/45	5,322,974
4,786,215	Series 2017-4680, Class YZ	3.50%	05/15/47	4,236,745
4,442,000	Series 2017-4738, Class TY	3.00%	12/15/47	3,505,072
3,323,850	Series 2017-4745, Class CZ	3.50%	01/15/48	2,986,179
4,752,762	Series 2019-4924, Class XB	3.00%	10/25/49	3,458,084
7,775,783	Series 2021-5135, Class BZ	2.50%	08/25/51	4,626,280
3,726,229	Series 2021-5140, Class ZD	2.00%	08/25/51	2,190,300
13,019,844	Series 2021-5179, Class GZ	2.00%	01/25/52	7,116,195
17,724,729	Series 2022-5202, Class ZN	3.00%	05/25/51	11,962,120
6,408,508	Series 2022-5204, Class HZ	2.50%	03/25/52	3,901,741
13,338,822	Series 2022-5213, Class DB	3.00%	04/25/52	11,384,164
7,420,000	Series 2022-5224, Class HL	4.00%	04/25/52	6,659,562
6,180,983	Series 2022-5243, Class ZB	3.50%	06/15/43	4,963,943
22,375,963	Series 2023-5299, Class ZA	3.00%	03/25/52	15,922,726
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
10,000,000	Series 2024-2, Class A2 (a)	3.25%	10/25/34	8,621,152
12,000,000	Series 2025-1, Class A2	3.00%	05/25/35	10,162,825
	Federal National Mortgage Association
1,111,685	Series 2005-74, Class NZ	6.00%	09/25/35	1,177,443
24,575,556	Series 2012-134, Class ZC	2.50%	12/25/42	18,890,291
1,543,343	Series 2013-19, Class ZD	3.50%	03/25/43	1,356,036
6,203,000	Series 2013-95, Class PY	3.00%	09/25/43	4,844,499
4,608,245	Series 2015-89, Class CZ	4.00%	08/25/45	4,238,920
7,505,801	Series 2016-44, Class ZD	3.00%	07/25/46	6,009,500
7,208,539	Series 2016-94, Class MB	2.50%	12/25/46	5,515,578
3,152,978	Series 2018-76, Class ZL	4.00%	10/25/58	2,858,720
2,324,143	Series 2018-84, Class ZM	4.00%	11/25/48	2,149,134
2,800,000	Series 2021-91, Class DB	2.50%	01/25/42	2,190,202
8,507,213	Series 2022-22, Class HZ	2.50%	05/25/52	5,699,782
1,851,418	Series 2023-44, Class PO, PO	(c)	10/25/53	1,402,766
10,761,714	Series 2023-59, Class CZ	2.50%	11/25/49	7,148,090
15,500,000	Series 2024-6, Class AL	2.00%	03/25/44	11,578,523
10,958,590	Series 2024-20, Class QZ	4.00%	10/25/45	9,688,184
10,766,347	Series 2024-20, Class ZA	4.00%	10/25/45	9,523,599
4,885,251	Series 2024-20, Class ZQ	4.00%	10/25/45	4,227,594
12,389,472	Series 2024-26, Class PO, PO	(c)	05/25/54	9,608,448
13,788,456	Series 2025-40, Class EZ	4.50%	11/25/48	11,336,490
11,657,968	Series 2025-44, Class CZ	3.50%	07/25/50	9,216,832
	Government National Mortgage Association
1,292,000	Series 2010-61, Class KE	5.00%	05/16/40	1,279,536
10,547,996	Series 2014-26, Class MZ	3.00%	02/20/44	9,289,210
7,297,530	Series 2014-94, Class Z	4.50%	01/20/44	7,010,507
2,297,823	Series 2015-164, Class MZ	3.00%	09/20/45	1,741,055
6,000,000	Series 2016-83, Class BP	3.00%	06/20/46	4,940,315

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$4,777,122	Series 2016-111, Class PB	2.50%	08/20/46	$3,445,361
11,202,838	Series 2018-53, Class BZ	3.50%	04/20/48	9,676,867
3,510,000	Series 2022-30, Class AL	3.00%	02/20/52	2,467,958
13,475,374	Series 2022-124, Class MY	3.50%	07/20/52	11,433,033
10,147,137	Series 2022-128, Class PN	4.00%	07/20/52	8,911,475
4,775,400	Series 2022-137, Class JY	4.00%	08/20/52	4,210,505
3,200,000	Series 2022-139, Class AL	4.00%	07/20/51	2,861,453
13,700,000	Series 2023-81, Class YD	4.00%	06/20/53	12,087,979
17,060,836	Series 2023-164, Class AZ	3.00%	01/20/52	12,123,370
5,187,174	Series 2024-1, Class ZE	4.00%	01/20/44	4,668,615
7,771,318	Series 2024-1, Class ZH	5.00%	05/20/46	7,770,768
10,246,294	Series 2024-43, Class EZ	3.50%	04/20/52	7,643,885
19,497,438	Series 2024-59, Class Z	1.25%	07/20/50	10,716,474
3,263,077	Series 2025-83, Class SB, (30 Day Average SOFR) ×-2.50+ 14.50% (d)	3.63%	05/20/55	3,149,814
2,799,094	Series 2025-95, Class DC, (30 Day Average SOFR) ×-2.50+ 14.63% (d)	3.76%	05/20/55	2,538,973
4,831,060	Series 2025-98, Class SX, (30 Day Average SOFR) ×-1.80+ 10.44% (d)	2.61%	06/20/55	4,183,901
				377,506,202
	Commercial Mortgage-Backed Securities — 10.3%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
4,722,428	Series 2020-RR14, Class X, IO (b)	2.13%	03/27/34	637,546
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,727,000	Series 2018-K155, Class A3	3.75%	04/25/33	3,522,807
1,936,000	Series 2019-K095, Class XAM, IO (b)	1.24%	06/25/29	84,693
2,050,000	Series 2019-K1510, Class A3	3.79%	01/25/34	1,911,571
17,092,197	Series 2019-K1511, Class X1, IO (b)	0.77%	03/25/34	781,845
485,000	Series 2019-K1512, Class A3	3.06%	04/25/34	428,643
1,800,000	Series 2019-K1514, Class A2	2.86%	10/25/34	1,549,005
9,960,382	Series 2020-K111, Class XAM, IO (b)	1.80%	05/25/30	748,975
7,550,000	Series 2020-K120, Class XAM, IO (b)	1.21%	10/25/30	415,165
7,596,030	Series 2020-K1515, Class X1, IO (b)	1.51%	02/25/35	741,836
18,269,887	Series 2020-K1516, Class X1, IO (b)	1.51%	05/25/35	1,933,844
2,142,000	Series 2020-K1517, Class A2	1.72%	07/25/35	1,647,576
46,064,847	Series 2021-K129, Class X1, IO (b)	1.03%	05/25/31	2,062,001
25,500,000	Series 2021-K131, Class XAM, IO (b)	0.94%	07/25/31	1,251,769
2,570,000	Series 2021-K1519, Class A2	2.01%	12/25/35	1,989,815
5,000,000	Series 2021-K1520, Class A2	2.44%	02/25/36	4,011,803
186,944,000	Series 2022-K140, Class XAM, IO (b)	0.29%	01/25/32	3,311,083
30,502,250	Series 2022-K143, Class XAM, IO (b)	0.39%	04/25/55	729,925
120,803,530	Series 2023-K153, Class X1, IO (b)	0.44%	12/25/32	3,633,383
5,000,000	Series 2023-KG08, Class A2	4.13%	05/25/33	4,856,494
37,000,000	Series 2024-K165, Class XAM, IO (b)	0.91%	09/25/34	2,572,384
116,051,000	Series 2024-K167, Class XAM, IO (b)	0.37%	11/25/34	3,726,165
10,000,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	10,072,984

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal National Mortgage Association Alternative Credit Enhancement Securities
$13,232,054	Series 2024-M3, Class Z (b)	4.55%	04/25/53	$10,697,994
	Government National Mortgage Association
934,997	Series 2020-159, Class Z (e)	2.50%	10/16/62	329,630
513,647	Series 2020-197, Class Z (b)	2.25%	10/16/62	154,206
221,265	Series 2021-4, Class Z (b)	2.00%	09/16/62	58,103
951,819	Series 2021-28, Class Z (b)	2.00%	10/16/62	281,520
				64,142,765
	Pass-Through Securities — 13.7%
	Federal Home Loan Mortgage Corporation
1,157,876	Pool QB1397	2.50%	07/01/50	951,888
12,098,990	Pool SD7509	3.00%	11/01/49	10,618,417
16,613,636	Pool SD7550	3.00%	02/01/52	14,507,828
	Federal National Mortgage Association
15,684,550	Pool AL9394	3.00%	11/01/46	13,695,152
4,956,696	Pool BM7421	2.00%	03/01/51	3,793,796
3,998,451	Pool FM9134	3.00%	06/01/51	3,505,826
13,761,336	Pool FM9712	3.50%	11/01/50	12,569,735
7,207,858	Pool FS2459	3.00%	02/01/52	6,331,560
15,803,458	Pool FS3478	3.00%	12/01/51	13,558,419
7,700,193	Pool MA4025	2.50%	05/01/50	6,230,184
				85,762,805
	Total U.S. Government Agency Mortgage-Backed Securities			527,411,772
	(Cost $535,563,071)
U.S. GOVERNMENT BONDS AND NOTES — 10.0%
13,100,000	U.S. Treasury Bond (f)	2.25%	08/15/46	8,485,832
7,400,000	U.S. Treasury Bond	3.00%	02/15/47	5,494,500
7,000,000	U.S. Treasury Bond	2.75%	08/15/47	4,931,172
10,000,000	U.S. Treasury Bond	2.75%	11/15/47	7,027,344
8,000,000	U.S. Treasury Bond	3.00%	02/15/48	5,875,937
5,300,000	U.S. Treasury Bond	3.00%	08/15/48	3,874,797
2,500,000	U.S. Treasury Bond	3.00%	02/15/49	1,819,336
10,650,000	U.S. Treasury Bond	2.25%	08/15/49	6,592,184
2,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/40	969,854
5,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/41	2,392,776
3,400,000	U.S. Treasury Bond, STRIPS	(c)	08/15/41	1,578,372
13,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/41	5,925,665
2,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/42	884,448
5,000,000	U.S. Treasury Bond, STRIPS	(c)	08/15/42	2,178,313
5,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/42	2,145,609
6,300,000	U.S. Treasury Bond, STRIPS	(c)	08/15/43	2,595,554
	Total U.S. Government Bonds and Notes			62,771,693
	(Cost $63,073,562)
U.S. GOVERNMENT AGENCY SECURITIES — 4.5%
6,329,000	Tennessee Valley Authority	4.25%	09/15/52	5,241,562

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY SECURITIES (Continued)
$13,160,000	Tennessee Valley Authority	5.25%	02/01/55	$12,771,784
10,000,000	Tennessee Valley Authority	5.38%	04/01/56	9,906,047
	Total U.S. Government Agency Securities			27,919,393
	(Cost $29,337,205)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.2%
	Capital Markets — 0.2%
60,000	First Trust Intermediate Government Opportunities ETF (g)	1,201,800
	(Cost $1,187,752)
MONEY MARKET FUNDS — 0.7%
4,238,948	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (h)	4,238,948
	(Cost $4,238,948)
	Total Investments — 99.7%	623,543,606
	(Cost $633,400,538)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
50	U.S. 2-Year Treasury Futures Call	$10,373,047	$104.00	11/21/25	25,781
100	U.S. 2-Year Treasury Futures Call	20,746,094	104.75	11/21/25	20,313
100	U.S. 5-Year Treasury Futures Call	10,817,188	110.00	08/22/25	3,906
100	U.S. 5-Year Treasury Futures Call	10,832,031	110.00	11/21/25	35,156
292	U.S. 5-Year Treasury Futures Call	31,629,531	112.00	11/21/25	34,219
75	U.S. 10-Year Treasury Futures Call	8,329,688	112.00	09/26/25	42,188
100	U.S. 10-Year Treasury Futures Call	11,106,250	113.00	09/26/25	31,250
25	U.S. Treasury Long Bond Futures Call	2,845,313	116.00	09/26/25	26,953
2	U.S. Treasury Long Bond Futures Call	227,625	117.00	09/26/25	1,594
50	U.S. Treasury Long Bond Futures Call	5,690,625	126.00	09/26/25	3,906
	Total Purchased Options				225,266
	(Cost $305,921)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (1.6)%
	Pass-Through Securities — (1.6)%
	Federal National Mortgage Association
$(10,000,000)	Pool TBA	6.00%	08/15/55	(10,139,781)
	Total Investments Sold Short — (1.6)%			(10,139,781)
	(Proceeds $10,124,023)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(71)	3 Month SOFR Futures Call	$(17,159,813)	$97.50	12/10/27	(46,150)
	(Premiums received $47,026)

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written — (0.1)%
(250)	3 Month SOFR Futures Put	$(60,112,500)	$96.00	03/13/26	$(87,500)
(100)	3 Month SOFR Futures Put	(24,181,250)	95.00	12/11/26	(11,250)
(100)	3 Month SOFR Futures Put	(24,181,250)	95.75	12/11/26	(26,875)
(100)	3 Month SOFR Futures Put	(24,168,750)	95.00	12/10/27	(36,250)
(71)	3 Month SOFR Futures Put	(17,159,813)	95.50	12/10/27	(37,719)
(100)	U.S. 2-Year Treasury Futures Put	(20,746,094)	103.50	11/21/25	(50,000)
(100)	U.S. 5-Year Treasury Futures Put	(10,832,031)	105.50	11/21/25	(11,719)
(150)	U.S. 5-Year Treasury Futures Put	(16,248,047)	106.00	11/21/25	(25,781)
(100)	U.S. 5-Year Treasury Futures Put	(10,832,031)	106.50	11/21/25	(25,000)
(200)	U.S. 10-Year Treasury Futures Put	(22,212,500)	106.50	11/21/25	(40,625)
(50)	U.S. 10-Year Treasury Futures Put	(5,553,125)	108.00	11/21/25	(19,531)
(100)	U.S. 10-Year Treasury Futures Put	(11,106,250)	108.50	11/21/25	(48,438)
(100)	U.S. 10-Year Treasury Futures Put	(11,092,188)	106.50	02/20/26	(50,000)
(100)	U.S. 10-Year Treasury Futures Put	(11,092,188)	108.00	02/20/26	(79,688)
(50)	U.S. Treasury Long Bond Futures Put	(5,690,625)	103.00	11/21/25	(19,531)
(50)	U.S. Treasury Long Bond Futures Put	(5,690,625)	106.00	11/21/25	(34,375)
(50)	U.S. Treasury Long Bond Futures Put	(5,690,625)	108.00	11/21/25	(50,781)
(100)	Ultra 10-Year U.S. Treasury Futures Put	(11,310,938)	109.00	11/21/25	(50,000)
	Total Put Options Written				(705,063)
	(Premiums received $1,266,140)
	Total Written Options				(751,213)
	(Premiums received $1,313,166)
	Net Other Assets and Liabilities — 2.0%				12,737,711
	Net Assets — 100.0%				$625,615,589
Futures Contracts at July 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	490	Sep-2025	$101,422,344	$(119,381)
U.S. 5-Year Treasury Notes	1,516	Sep-2025	163,988,563	477,257
U.S. 10-Year Treasury Notes	1,164	Sep-2025	129,276,750	577,391
Ultra U.S. Treasury Bond Futures	596	Sep-2025	69,918,250	842,215
			$464,605,907	$1,777,482

Futures Contracts Short
U.S. Treasury Long Bond Futures	1,444	Sep-2025	$(164,886,750)	$(2,304,947)
Ultra 10-Year U.S. Treasury Notes	860	Sep-2025	(97,247,188)	(581,583)
			$(262,133,938)	$(2,886,530)
		Total	$202,471,969	$(1,109,048)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $15,002,684 or 2.4% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
(c)	Zero coupon security.
(d)	Inverse floating rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	All or a portion of this security is segregated as collateral for open futures and options contracts. At July 31, 2025, the segregated value of this security amounts to $7,773,281.
(g)	Investment in an affiliated fund.
(h)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$527,411,772	$—	$527,411,772	$—
U.S. Government Bonds and Notes	62,771,693	—	62,771,693	—
U.S. Government Agency Securities	27,919,393	—	27,919,393	—
Exchange-Traded Funds*	1,201,800	1,201,800	—	—
Money Market Funds	4,238,948	4,238,948	—	—
Total Investments	623,543,606	5,440,748	618,102,858	—
Purchased Options	225,266	225,266	—	—
Futures Contracts	1,896,863	1,896,863	—	—
Total	$625,665,735	$7,562,877	$618,102,858	$—

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(10,139,781)	$—	$(10,139,781)	$—
Written Options	(751,213)	(751,213)	—	—
Futures Contracts	(3,005,911)	(3,005,911)	—	—
Total	$(13,896,905)	$(3,757,124)	$(10,139,781)	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2025, and for the fiscal year-to-date period (November 1, 2024 to July 31, 2025) are as follows:

Security Name	Shares at 7/31/2025	Value at 10/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2025	Dividend Income
First Trust Intermediate Government Opportunities ETF	60,000	$396,100	$809,192	$—	$(3,492)	$—	$1,201,800	$26,525